Share-based payments (Tables)	12 Months Ended
Mar. 31, 2026
Share-based payments
Schedule of movements in outstanding ordinary share options

	Ordinary share options

	2026 Millions	2025 Millions	2024 Millions
1 April	65	70	62
Granted	4	13	63
Forfeited	(1)	(1)	(1)
Exercised	(2)	–	–
Expired	(7)	(17)	(54)
31 March	59	65	70
Weighted average exercise price:
1 April	£0.62	£0.66	£0.87
Granted	£0.70	£0.61	£0.58
Forfeited	£0.63	£0.63	£0.81
Exercised	£0.72	£0.58	£1.06
Expired	£0.76	£0.74	£0.82
31 March	£0.61	£0.62	£0.66

Summary of options outstanding

	31 March 2026			31 March 2025
	Outstanding Millions	Weighted price	Weighted Months	Outstanding Millions	Weighted price	Weighted Months
Vodafone Group Sharesave Plan:
£0.58 - £1.28	59	£0.61	14	65	£0.62	23

Schedule of movements in non-vested shares

	2026		2025		2024

	Millions	Weighted average fair value at grant date	Millions	Weighted average fair value at grant date	Millions	Weighted average fair value at grant date
1 April	369	£0.77	317	£0.92	261	£1.14
Granted	153	£0.80	187	£0.70	177	£0.72
Vested	(71)	£0.97	(85)	£1.09	(76)	£1.17
Forfeited	(74)	£0.81	(50)	£0.90	(45)	£0.99
31 March	377	£0.74	369	£0.77	317	£0.92